Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Operating revenue	$ 298,595	$ 294,112	$ 315,223
Revenues, Total	298,595	294,112	315,223
Expenses
Brokerage commissions	5,368	5,812	6,995
Voyage expenses	55,542	42,201	33,687
Vessel operating expenses	100,968	90,854	78,842
Depreciation and amortization	73,588	62,280	53,453
General and administrative costs	13,816	12,528	11,011
Other corporate expenses	2,131	1,976	2,553
Profit from sale of vessel			(550)
Vessel write down following collision			10,500
Insurance recoverable from vessel repairs		504	(9,892)
Total operating expenses	251,413	216,155	186,599
Operating income	47,182	77,957	128,624
Other income/(expense)
Interest expense	(37,691)	(32,321)	(28,085)
Write off of deferred finance costs	(786)	(102)	(1,797)
Write off of call premium and redemption charges of 9.00% unsecured bond	(3,517)
Interest income	519	281	152
Income before income taxes	5,707	45,815	98,894
Income taxes	(397)	(1,177)	(800)
Net income	$ 5,310	$ 44,638	$ 98,094
Earnings per share:
Basic:	$ 0.10	$ 0.81	$ 1.77
Diluted:	$ 0.10	$ 0.80	$ 1.76
Weighted average number of shares outstanding:
Basic:	55,508,974	55,418,626	55,360,004
Diluted:	55,881,454	55,794,481	55,706,104